Schedule of Investments (unaudited)	iShares® U.S. Telecommunications ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 11.2%
Anterix Inc.(a)	15,920	$955,041
Globalstar Inc.(a)(b)	895,369	1,593,757
Iridium Communications Inc.(a)(b)	158,834	6,351,772
Liberty Global PLC, Class A(a)	190,222	5,166,429
Liberty Global PLC, Class C, NVS(a)(b)	467,099	12,630,357
Liberty Latin America Ltd., Class A(a)	67,110	930,145
Liberty Latin America Ltd., Class C, NVS(a)	207,256	2,922,309
Lumen Technologies Inc.	1,338,428	18,189,236
ORBCOMM Inc.(a)	107,407	1,207,255
		49,946,301
Communications Equipment — 50.2%
ADTRAN Inc.	65,549	1,353,587
Applied Optoelectronics Inc.(a)	33,501	283,753
Arista Networks Inc.(a)	56,848	20,596,599
CalAmp Corp.(a)(b)	47,638	605,955
Ciena Corp.(a)	209,536	11,920,503
Cisco Systems Inc.	1,892,904	100,323,912
CommScope Holding Co. Inc.(a)	275,946	5,880,409
Comtech Telecommunications Corp.	35,301	852,872
EchoStar Corp., Class A(a)	58,330	1,416,836
Extreme Networks Inc.(a)	170,548	1,903,316
F5 Networks Inc.(a)	80,609	15,046,476
Harmonic Inc.(a)(b)	136,510	1,163,065
Inseego Corp.(a)	90,292	911,046
Juniper Networks Inc.	443,163	12,120,508
Lumentum Holdings Inc.(a)(b)	102,629	8,418,657
Motorola Solutions Inc.	97,794	21,206,629
NETGEAR Inc.(a)(b)	41,235	1,580,125
NetScout Systems Inc.(a)	99,725	2,846,152
Plantronics Inc.(a)	51,499	2,149,053
Ribbon Communications Inc.(a)	161,741	1,230,849
Ubiquiti Inc.	10,195	3,182,777
ViaSat Inc.(a)	92,031	4,586,825
Viavi Solutions Inc.(a)	309,160	5,459,766
		225,039,670
Consumer Electronics — 4.6%
Garmin Ltd.	143,843	20,805,452

Integrated Telecommunication Services — 27.8%
AT&T Inc.	704,962	20,288,807

Security	Shares	Value

Integrated Telecommunication Services (continued)
ATN International Inc.	14,847	$675,390
Cincinnati Bell Inc.(a)	67,198	1,036,193
Consolidated Communications Holdings Inc.(a)	99,414	873,849
Radius Global Infrastructure Inc., Class A(a)(b)	82,942	1,202,659
Verizon Communications Inc.	1,792,378	100,426,939
		124,503,837
Wireless Telecommunication Services — 6.1%
Shenandoah Telecommunications Co.	67,539	3,276,317
Spok Holdings Inc.	24,191	232,717
T-Mobile U.S. Inc.(a)(b)	138,870	20,112,542
Telephone and Data Systems Inc.	134,677	3,051,781
U.S. Cellular Corp.(a)(b)	20,075	728,923

		27,402,280

Total Common Stocks — 99.9%
(Cost: $433,110,059)		447,697,540

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	7,065,450	7,069,690
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	680,000	680,000
		7,749,690
Total Short -Term Investments — 1.7%
(Cost: $7,746,209)		7,749,690

Total Investments in Securities — 101.6%
(Cost: $440,856,268)		455,447,230

Other Assets, Less Liabilities — (1.6)%		(7,147,568)
Net Assets—100.0%		$448,299,662

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Telecommunications ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,810,207	$—		$(6,741,496	)(a)	$2,459	$(1,480)	$7,069,690	7,065,450	$5,494	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	550,000	130,000	(a)	—		—	—	680,000	680,000	13		—
						$2,459	$(1,480)	$7,749,690		$5,507		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	09/17/21	$429	$6,106
S&P Communication Services Select Sector E-Mini Index	1	09/17/21	106	323
				$6,429

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$447,697,540	$—	$—	$447,697,540
Money Market Funds	7,749,690	—	—	7,749,690
	$455,447,230	$—	$—	$455,447,230
Derivative financial instruments(a)
Assets
Futures Contracts	$6,429	$—	$—	$6,429

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2